Exploration and Evaluation Assets (Tables)	12 Months Ended
Dec. 31, 2018
Exploration And Evaluation Assets [Abstract]
Schedule of Exploration and Evaluation Assets

	December 31, 2018	December 31, 2017
	Thacker Pass	Thacker Pass
	$	$
Acquisition costs
Balance, beginning	2,104	1,447
Additions	1,436	706
Write offs	-	(49)
Total exploration and evaluation assets	3,540	2,104